File No. 333-26513
                                                                        811-8211
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.                                          [--]


      Post-Effective Amendment No. 5                                       [X]
                                                and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


      Amendment No. 5                                                      [X]


                        (Check appropriate box or boxes.)

                Dreyfus Institutional Preferred Money Market Fund
               (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York 10166
            (Address of Principal Executive Offices)
(Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                      immediately upon filing  pursuant to paragraph (b)
      ------


        X             on August 1, 2000 pursuant to paragraph (b)
      -----


                      60 days after filing pursuant to paragraph (a)(1)
      ------
                      on     (date)      pursuant to paragraph (a)(1)
      ------             ---------------
                      75 days after filing pursuant to paragraph (a)(2)
      ------
                      on     (date)     pursuant to paragraph (a)(2) of Rule 485
      ------             ---------------

If appropriate, check the following box:

      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Dreyfus Institutional Preferred Money Market Fund

Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS August 1, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







The Fund

Dreyfus Institutional Preferred Money Market Fund


Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          2

Expenses                                                                  3

Management                                                                3

Financial Highlights                                                      4

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   6

Instructions for Accounts                                                 7

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT PERFORMANCE AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

THE FUND IS DESIGNED FOR INSTITUTIONAL INVESTORS. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS. SEE "ACCOUNT POLICIES" FOR MORE INFORMATION.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

The fund invests in a diversified portfolio of high quality, short-term debt securities, including:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

(pound)  repurchase agreements

(pound) domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest

(pound)  asset-backed securities

Normally, the fund invests at least 25% of its total assets in bank obligations

Concepts to understand

MONEY MARKET FUND: a specific type of mutual fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound) invest only in high quality, dollar-denominated obligations

REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells typically U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

The Fund




<PAGE 1>

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound) the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. The fund intends to purchase securities with the highest credit rating only, or the unrated equivalent.

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                                        5.64   5.25
90     91     92     93     94     95     96     97     98     99

BEST QUARTER:                    Q3 '98                          +1.41%

WORST QUARTER:                   Q2 '99                          +1.22%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/00 WAS 3.05%.


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                               Since
                                                              inception
         1 Year                                               (6/11/97)
--------------------------------------------------------------------------------


         5.25%                                                     5.52%

For the fund's current yield, call toll-free 1-800-346-3621.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in this fund, but also has the potential to make money.








<PAGE 2>

EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Other expenses                                                          0.00%
--------------------------------------------------------------------------------

TOTAL                                                                   0.10%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$10                                  $32                                  $56                                  $128


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether the investor sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $129 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.10% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.





Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent board members, fees and expenses of independent counsel to the fund and to the independent board members, and extraordinary expenses.


The Fund






<PAGE 3>

FINANCIAL HIGHLIGHTS


The following table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much an investment in the fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.



                                                                                                   YEAR ENDED MARCH 31,


                                                                                       2000              1999             1998(1)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                   1.00             1.00             1.00

 Investment operations:  Investment income -- net                                       .054             .053             .046

 Distributions:          Dividends from investment income -- net                       (.054)           (.053)           (.046)

 Net asset value, end of period                                                         1.00             1.00             1.00

 Total return (%)                                                                       5.48             5.48             5.76(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                             .10              .10              .10(2)

 Ratio of net investment income to average net assets (%)                               5.43             5.31             5.64(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                             4,430,839        1,999,406        1,496,626

(1)  FROM JUNE 11, 1997 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1998.

(2)  ANNUALIZED.








<PAGE 4>

Account Information

ACCOUNT POLICIES

The fund is designed for institutional investors, particularly colleges and universities, for the investment of endowment and other funds. Fund shares will not be sold to institutions which desire to use the fund as a commercial sweep account, or to individuals.

Buying shares

Investors pay no sales charges to invest in this fund. The price for fund shares is the fund's net asset value per share (NAV), which is generally calculated at 5:00 p.m. every day the New York Stock Exchange or the fund's transfer agent is open. Orders in proper form will be priced at the NAV next calculated after the orders and Federal Funds are received by the fund's custodian or other authorized entity.

Investors whose orders are placed and payments are received in or converted into Federal Funds by the fund's custodian by 12:00 noon, will become effective at the price determined at 5:00 p.m. and will receive the dividend declared on that day. Except as described below, investors whose payments are received in or converted into Federal Funds after 12:00 noon by the fund's custodian, will begin to accrue dividends on the following business day.

Orders in proper form received by Dreyfus Institutional Services Division after 12:00 noon, but prior to 5:00 p.m., and payments for which are received by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m., and the shares so purchased will receive the dividend declared on such day.

All times are Eastern time.

The fund's investments are valued based on amortized cost.
--------------------------------------------------------------------------------

Minimum investments

                                Initial                Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                $1 BILLION*            NO MINIMUM

*The minimum initial investment is $1 billion unless the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $1 billion.

Selling shares

Investors may sell (redeem) shares at any time and the shares will be sold at the next determined NAV. If a request for redemption is received in proper form, and transmitted to the fund's custodian by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If the request is received later that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. Orders will be processed promptly and investors generally will receive the proceeds within a week. Any certificates representing fund shares being sold must be returned with the redemption request.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to maintain a stable net asset value.

Account Information




<PAGE 5>

ACCOUNT POLICIES (CONTINUED)

DISTRIBUTIONS AND TAXES


The fund usually declares dividends from its net investment income every day the New York Stock Exchange or the fund's transfer agent is open, and pays such dividends to its shareholders once a month. The fund distributes any net capital gains it has realized once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.


Fund dividends and distributions are taxable to most U.S. investors as ordinary income (unless the investor's investment is in a tax-advantaged account). The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the fund.

Because everyone's tax situation is unique, an investor should always consult a tax professional about federal, state and local tax consequences.

General policies

Unless an investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

The fund reserves the right to:

(pound)  refuse any purchase request

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).





<PAGE 6>

INSTRUCTIONS FOR ACCOUNTS

   TO OPEN AN ACCOUNT

By Telephone

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018
   * DDA# 8900312815
   * the fund name
   * fund number: 194
   * the investor's tax ID or
     Social Security number
   * account registration
   * dealer code (if applicable)
   Attn: Lion System

   Call us to obtain an account number.
   Return a completed application.



Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.




TO ADD TO AN ACCOUNT

WIRE  Transmit your investment to The Bank of New York, with these instructions

* ABA# 021000018
* DDA# 8900312815
* fund number: 194
* the fund name
* account number
* account registration
* dealer code (if applicable)
Attn: Lion System


Access Lion Remote System. Enter:
* account number
* fund number: 194
* amount to buy

Print a report of transactions for your records.




TO SELL SHARES

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.


Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:
* account number
* fund number: 194
* amount to sell

Print a report of transactions for your records.



To open an account, make subsequent investments or to sell shares, please contact a Dreyfus Institutional Services Representative or 1-800-346-3621. In New York, call 1-718-895-1650. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security.

PLEASE CALL A DREYFUS REPRESENTATIVE AT 1-800-221-1295

or access our Internet site at WWW.LIONSALES.COM for more information.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers.

Account Information








<PAGE 7>

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For More Information

Dreyfus Institutional Preferred

Money Market Fund
-------------------------------------

SEC file number:  811-8211

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: The Dreyfus Family of Funds Attn: Institutional Services 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

Investors can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
194P0800






--------------------------------------------------------------------------------

                   DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 2000


--------------------------------------------------------------------------------



      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for Dreyfus Institutional Preferred Money Market Fund (the "Fund"), dated August 1, 2000, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


            In New York State -- Call 1-718-895-1650
            Outside New York State -- Call Toll Free 1-800-346-3621

      The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                       Page


Description of the Fund....................................................B-2
Management of the Fund ....................................................B-9
Management Arrangements....................................................B-12
How to Buy Shares..........................................................B-15
How to Redeem Shares.......................................................B-16
Determination of Net Asset Value...........................................B-17
Dividends, Distributions and Taxes.........................................B-18
Portfolio Transactions.....................................................B-19
Yield Information..........................................................B-19
Information About the Fund.................................................B-20
Counsel and Independent Auditors...........................................B-21
Appendix...................................................................B-22








                             DESCRIPTION OF THE FUND

     The Fund is a Massachusetts business trust that was formed and commenced operations on June 11, 1997. The Fund is an open-end management investment company, known as a money market mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.


     Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.


Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities, that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Bank Obligations. The Fund may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

      Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund are, among other things, generally required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

      Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

      In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

      The Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, whose deposits are insured by the FDIC, provided the Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not so insured. The Fund will not own more than one such CD per such issuer.

     Commercial Paper. The Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

     Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian will have custody of, and will segregate, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of Securities and Exchange Commission to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

      Asset-Backed Securities. The Fund may invest in asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institutions providing the credit support.

      Illiquid Securities. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     Borrowing Money. The Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow an amount up to 33-1/3% of the value of its total assets. Except for when the Fund enters into reverse repurchase agreements, as described below, the Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. In addition, the Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.

      Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. These agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature, or have a demand feature to resell to the issuer, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. Reverse repurchase agreements constitute borrowings under the 1940 Act and, therefore, together with other borrowings, will be subject to the limitations on borrowing set forth in the 1940 Act. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

     Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      Forward Commitments. The Fund may purchase money market instruments on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Investments Considerations and Risks

     General. The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when it purchases short-term obligations. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Bank Securities. To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of highest quality.

     Foreign Securities. Since the Fund's portfolio may contain securities issued by foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Simultaneous Investments. Investment decisions for the Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

      The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:

      1.    Invest in commodities.

      2. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to up to 33-1/3% of the value of the Fund's total assets.

      3.    Purchase or sell securities on margin.

      4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

      5. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      6. Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

      7. Make loans to others except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

      8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations.

      9. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

      10. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or forward commitment basis.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

                             MANAGEMENT OF THE FUND

     The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:



      The Dreyfus Corporation.Investment Adviser
      Dreyfus Service Corporation...Distributor
      Dreyfus Transfer, Inc...Transfer Agent
      The Bank of New York....Custodian


      Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Fund


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the
     Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies, and QuikCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage and encryption of data across cable, wireless and other modes of data transport. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of the Distributor. From August 1994 until December 31, 1994, he was a director of Mellon Financial Corporation. He is 56 years old and his address is 200 Park Avenue, New York, New York 10166.

CLIFFORD L. ALEXANDER, JR., Board Member. Chairman of the Board and Chief
     Executive Officer of The Dun and Bradstreet Corporation and President of Alexander & Associates, Inc., a management consulting firm. From 1977 to 1981, Mr. Alexander served as Secretary of the Army and Chairman of the Board of the Panama Canal Company, and from 1975 to 1977, he was a member of the Washington, D.C. law firm of Verner, Liipfert, Bernhard, McPherson and Alexander. He is a director of American Home Products Corporation, IMS Health, a service provider of marketing information and information technology. MCI WorldCom and Mutual of America Life Insurance Company. He is 66 years old and his address is 400 C. Street, N.E., Washington, D.C. 20002.

LUCY WILSON BENSON, Board Member. President of Benson and Associates, consultants to business and government. Mrs. Benson is a director of COMSAT Corporation and The International Executive Service Corporation. She is also a Trustee of the Alfred P. Sloan Foundation, Vice Chairman of the Board of Trustees of Lafayette College, Vice Chairman of the Citizens Network for Foreign Affairs, and of the Atlantic Council of the U.S. and a member of the Council on Foreign Relations. From 1980 to 1994, Mrs. Benson was a director of The Grumman Corporation, from 1990 to 1998, she was a director of General RE Corporation, and from 1987 to 1999, she was a director of Logistics Management Institute. Mrs. Benson served as a consultant to the U.S. Department of State and to SRI International from 1980 to 1981. From 1977 to 1980, she was Under Secretary of State for Security Assistance, Science and Technology. She is 72 years old and her address is 46 Sunset Avenue, Amherst, Massachusetts 01002.

      The Fund typically pays its Board members its allocated portion of an annual retainer of $25,000 and a fee of $4,000 per meeting ($500 per telephone meeting) attended for the Fund and four other funds in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate compensation paid to each Board member by the Fund for the fiscal year ended March 31, 2000, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* for the calendar year ended December 31, 1999, was as follows:

                                    Aggregate             Total Compensation
      Name of Board             Compensation from         From Fund and Fund
           Member                    Fund**         Complex Paid to Board Member

Joseph S. DiMartino                  $2,813                 $642,177 (189)

Clifford Alexander                   $2,250                 $ 85,378 (43)

Lucy Wilson Benson                   $2,250                 $ 76,500 (29)


----------------------------------

* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.


** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $548 for all Board members as a group.


Officers of the Fund


STEPHEN E. CANTER, President. President, Chief Operating Officer, Chief
     Investment Officer and a director of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

CHARLES CARDONA, Executive Vice President. Executive Vice President of the
     Distributor, President of Dreyfus Institutional Services Division, a division of the Distributor, and an officer of other investment companies advised and administered by the Manager. He is 44 years old.

MARK N. JACOBS, Vice President. Vice President, Secretary and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 54 years old.

JOSEPHCONNOLLY, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 43 years old.

STEVEN F. NEWMAN, Secretary. Assistant Secretary and Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

MICHAEL A. ROSENBERG, Assistant Secretary. Associate General Counsel of the
     Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

JEFF PRUSNOFSKY, Assistant Secretary. Assistant General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 35 years old.

MICHAEL CONDON, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 38 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.



      The Fund's Board members and officers, as a group, owned less than 1% of the Fund's outstanding shares as of July 3, 2000.

      The following shareholders are known by the Fund to own of record 5% or more of the Fund's shares of beneficial interest outstanding on July 3, 2000:
(1) Board of Regents of the University of Texas System, 135 Santilli Highway, Everett, MA 02149 (15.12%); (2) Board of Regents of the University of Texas System, Long Term Fund Active Reserve, 135 Santilli Highway, Everett, MA 02149 (9.19%); (3) Comerica Bank, 201 W Fort Street, Floor 3, Detroit, MI 48226 (8.07%); (4) University of Texas System Administration, UT System Administration, 201 W. 7th Street, Floor 2, Austin, TX 78701 (6.10%); (5) University of Texas Medical Branch at Galveston, 301 University Blvd Route 0907, Galveston, TX 77555 (5.04%); and (6) Citibank NA TTEE For Soft Drink TR/Coca Cola A/C 794908, 111 Wall Street, 5th Floor, New York, NY 10043 (5.04%).



                             MANAGEMENT ARRANGEMENTS


      Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

      The Manager provides management services pursuant to the Management Agreement (the "Agreement") between the Manager and the Fund, the Agent is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the Board or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman--Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Patrice M. Kozlowski, Senior Vice President--Corporate Communications; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President--Product Development; Mary Beth Leibig, Vice President--Human Resources; Ray Van Cott, Vice President--Information Systems; Theodore A. Schachar, Vice President--Tax; Wendy Strutt, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliot, Martin G. McGuinn, Richard W. Sabo and Richard F. Syron, directors.


      The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Bernard W. Kiernan, Jr., Patricia A. Larkin and Thomas Riordan. The Manager also maintains a research department with a professional staff of securities analysts who provide research services for the Fund and for other funds advised by the Manager.


      The Manager's Code of Ethics (the "Code") subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code, and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code's preclearance and disclosure procedures and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


      The Manager maintains office facilities on behalf of the Fund and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of the Fund are borne by the Manager, except the management fee, taxes, interest, brokerage fees and commissions, if any, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the Fund and to the non-interested Board members, and any extraordinary expenses.


      As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly fee at the annual rate of 0.10% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to shareholders. The Manager has agreed to reduce its management fee in an amount equal to the accrued fees and expenses of the non-interested Board members, and the fees and expenses of independent counsel to the Fund and to the non-interested Board members. The management fees paid by the Fund to the Manager for the period June 11, 1997 (commencement of operations) through March 31, 1998 and the fiscal years ended March 31, 1999 and 2000, amounted to $853,116, $1,722,571 and $2,576,727, respectively.


      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


      Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


      The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records.



                                HOW TO BUY SHARES

      The Fund is designed for institutional investors, particularly colleges and universities for the investment of endowment and other funds. Fund shares will not be sold to institutions which desire to use the Fund as a commercial sweep account.


      The minimum initial investment is $1 billion, unless the investor has, in the opinion of Dreyfus Institutional Services Division, a division of the Distributor, adequate intent and availability of funds to reach a future level of investment of $1 billion. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.


      Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or by any agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.

      The Fund's net asset value per share is determined as of 5:00 p.m., New York time, on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."

      Investors whose orders are placed and payments are received in or converted into Federal Funds by the Custodian by 12:00 Noon, New York time, will become effective at the price determined at 5:00 p.m., New York time, and will receive the dividend declared on such day. Except as described below, investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, will begin to accrue dividends on the following business day.

      Orders in proper form received by Dreyfus Institutional Services Division in New York after 12:00 Noon, New York time, but prior to 5:00 p.m., New York time, and payments for which are received by the Custodian by 6:00 p.m., New York time, will become effective at the price determined at 5:00 p.m., New York time, and the shares so purchased will receive the dividend declared on such day.

      Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money.


                              HOW TO REDEEM SHARES

      Redemption by Wire or Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this procedure on the same business day if Dreyfus Institutional Services Division receives the redemption request in proper form in New York by 5:00 p.m., New York time; otherwise the Fund will initiate payment on the next business day. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

      Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmission:

                                         Transfer Agent's
      Transmittal Code                   Answer Back Sign
      ----------------                   ----------------
         144295                          144295 TSSG PREP

      Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should inform the operator of the Transfer Agent's answer back sign.

      The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or the Fund. Shares for which certificates have been issued may not be redeemed by wire or telephone.

      Redemption Through Compatible Automated Facilities. The Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed on the cover of this Statement of Additional Information to determine whether their automated facilities are compatible and to receive instructions for redeeming shares in this manner.


      Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholders of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.


      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's investors.


                        DETERMINATION OF NET ASSET VALUE

      Amortized Cost Pricing. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value per share calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Fund's Board.

      The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Fund's Board will consider promptly what action, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value by using available market quotations or market equivalents.

      New York Stock Exchange Closings. The following are the holidays (as observed) on which the New York Stock Exchange currently is closed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that the Fund has qualified for the fiscal year ended March 31, 2000 as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax.


      The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange or the Transfer Agent is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month, and automatically are reinvested in additional Fund shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all shares in its account at any time during the month, all dividends to which the investor is entitled are paid along with the proceeds of the redemption.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.


                             PORTFOLIO TRANSACTIONS

      Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions will be paid by the Fund for such purchases. Purchases from underwriters of portfolio securities may include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may reflect the spread between the bid and asked price.

      Transactions will be allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration will be prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of Fund shares or other funds advised by the Manager or its affiliates.

      Research services furnished by brokers through which the Fund will effect securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


                                YIELD INFORMATION


      For the seven-day period ended March 31, 2000, the Fund's yield and effective yield were 6.02% and 6.20%, respectively.


      Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to the shareholder's account, in proportion to the length of the base period and the fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      Yields will fluctuate and are not necessarily representative of future results. Each investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

      Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), IBC's Money Fund Report(TM), Morningstar, Inc. and other industry publications.


     In early 1974, the Manager commenced offering the first money market fund to be widely offered on a retail basis, Dreyfus Liquid Assets, Inc. Money market mutual funds have subsequently grown into a trillion dollar industry. Currently, the Manager manages approximately $55 billion in money market fund assets, including approximately $43 billion in money market funds designed for institutional investors.



                           INFORMATION ABOUT THE FUND

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights, and are freely transferable.

      The Fund is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust ("Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in the agreement, obligation or instrument entered into or executed by the Fund or a Board member. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of a shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Fund will send annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.

                                    APPENDIX

      Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff") and Thomson BankWatch, Inc. ("BankWatch"):

Commercial Paper Ratings and Short-Term Ratings

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

      The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

Bond Ratings and Long-Term Ratings

      Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

      Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

      Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable and suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

      Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt.

      Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA by IBCA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

      IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks long- and short-term ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

      In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.






                DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND

                            PART C. OTHER INFORMATION
                        --------------------------------


Item 23.    Exhibits
-------     ----------


(a) Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on June 5, 1997 ("Pre-Effective Amendment No.1").


(b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (2) of Pre-Effective Amendment No. 1.

(d) Management Agreement is incorporated by reference to Exhibit (5) of Pre-Effective Amendment No. 1.

(e)         Form of Distribution Agreement.

(g) Custody Agreement is incorporated by reference to Exhibit (8) of Pre-Effective Amendment No. 1.

(i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1.


(j)         Consent of Independent Auditors.


(p)         Code of Ethics adopted by the Registrant.








Item 23.    Exhibits. - List (continued)
-------     -----------------------------------------------------

            Other Exhibits
            --------------


                  (a)   Powers of Attorney of the Board members and officers.

                  (b)   Certificate of Assistant Secretary.


Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     -------------------------------------------------------

            Not Applicable


Item 25.    Indemnification
-------     ---------------


            Reference is made to Article EIGHTH of the Registrant's Amended and Restated Declaration of Trust, filed as Exhibit 1 to
            Pre-Effective Amendment No. 1. The application of these provisions is limited by Article 10 of the Registrant's By-Laws, filed as
            Exhibit 2 to Pre-Effective Amendment No. 1., and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:


            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


            Reference is also made to the Distribution Agreement filed as Exhibit (e) hereto.



Item 26.    Business and Other Connections of Investment Adviser.
-------     ----------------------------------------------------


            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.          Business and Other Connections of Investment Adviser (continued)
----------------------------------------------------------------------------------

                  Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                      Position Held                 Dates

CHRISTOPHER M. CONDRON             Franklin Portfolio Associates,        Director                      1/97 - Present
Chairman of the Board and          LLC*
Chief Executive Officer
                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present
                                                                         President                     10/97 - 6/98
                                                                         Chairman                      10/97 - 6/98

                                   The Boston Company                    Director                      1/98 - Present
                                   Asset Management, LLC*                Chairman                      1/98 - 6/98
                                                                         President                     1/98 - 6/98

                                   The Boston Company                    President                     9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                      4/95 - 1/98
                                                                         Director                      4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                      1/97 - Present

                                   Certus Asset Advisors Corp.**         Director                      6/95 - Present

                                   Mellon Capital Management             Director                      5/95 - Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                       5/95 - 1/98

                                   Mellon Equity Associates, LLP+        Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                       5/95 - 1/98

                                   Boston Safe Advisors, Inc.*           Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Mellon Bank, N.A. +                   Director                      1/99 - Present
                                                                         Chief Operating Officer       3/98 - Present
                                                                         President                     3/98 - Present
                                                                         Vice Chairman                 11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer       1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 11/94 - 1/99

                                   Founders Asset Management,            Chairman                      12/97 - Present
                                   LLC****                               Director                      12/97 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/94 - Present
                                                                         Director                      5/93 - Present

                                   Laurel Capital Advisors, LLP+         Executive Committee           1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                       10/93 - 1/98

                                   Boston Safe Deposit and Trust         Director                      5/93 - Present
                                   Company*

                                   The Boston Company Financial          President                     6/89 - 1/97
                                   Strategies, Inc. *                    Director                      6/89 - 1/97

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

BURTON C. BORGELT                  DeVlieg Bullard, Inc.                 Director                      1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                      6/91 - Present

                                   Mellon Bank, N.A. +                   Director                      6/91 - Present

                                   Dentsply International, Inc.          Director                      2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                      3/93 - Present
                                   Lincolnshire, IL


STEPHEN E. CANTER                  Dreyfus Investment                    Chairman of the Board         1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                      5/95 - Present
Officer, Chief Investment                                                President                     5/95 - Present
Officer, and Director

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers
                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
Vice Chairman - Institutional                                            and Chairman of the
and Director                                                             Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Senior Vice Chairman          1/99 - Present
Director                                                                 Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99
                                                                         Treasurer                     1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman          3/98 - Present
                                                                         Vice Chairman                 6/92 - 3/98
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer       11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                      1/95 - 2/99
                                                                         President                     9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                      3/96 - 12/98
                                                                         President                     10/96 - 12/98

                                   Dreyfus Service                       Director                      12/94 - 3/99
                                   Organization, Inc.++                  President                     1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                      5/97 - 3/99
                                   Massachusetts, Inc.++++               President                     5/97 - 3/99
                                                                         Director                      5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                      5/97 - 6/99
                                   Corporation++                         President                     5/97 - 6/99
                                                                         Director                      12/94 - 6/99

                                   Founders Asset Management,            Member, Board of              12/97 - 12/99
                                   LLC****                               Managers

                                   The Boston Company Advisors,          Chairman                      12/95 - 1/99
                                   Inc.                                  Chief Executive Officer       12/95 - 1/99
                                   Wilmington, DE                        President                     12/95 - 1/99

                                   The Boston Company, Inc.*             Director                      5/93 - 1/99
                                                                         President                     5/93 - 1/99

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                      1/98 - 8/98
                                                                         Executive Committee           1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer       1/98 - 8/98
                                                                         President                     1/98 - 8/98

                                   Laurel Capital Advisors, Inc. +       Trustee                       12/91 - 1/98
                                                                         Chairman                      9/93 - 1/98
                                                                         President and CEO             12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

                                   Boston Safe Deposit and Trust         Director                      6/93 - 1/99
                                   Company+                              Executive Vice President      6/93 - 4/98

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

                                   Mellon Bank (DE) National             Director                      4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                      1/96 - 4/98
                                   Association
                                   Rockville, Maryland

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management,            President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

RONALD P. O'HANLEY                 Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present
Vice Chairman

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member
                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management LTD           Executive Committee           10/98 - Present
                                   (UK)                                  Member
                                   London, England                       Director                      10/98 - Present

                                   Mellon Asset Management               Non-Resident Director         11/98 - Present
                                   (Japan) Co., LTD
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director of Investments and
Senior Vice President
                                   Gruntal & Co., LLC                    Executive Vice President      5/97 - 11/99
                                   New York, NY                          Partner                       5/97 - 11/99
                                                                         Executive Committee           5/97 - 11/99
                                                                         Member
                                                                         Board of Directors            5/97 - 11/99
                                                                         Member
                                                                         Treasurer                     5/97 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99
PATRICE M. KOZLOWSKI               None
Senior Vice President - Corporate
Communications


MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++


WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - Present
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                      1/96 - 10/98
                                                                         Treasurer                     10/96 - 10/98

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Vice President - Product                                                 Marketing and Advertising
Development                                                              Division

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++


WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems
                                   Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.



Item 27.   Principal Underwriters
--------   ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:



1)      Dreyfus A Bonds Plus, Inc.
2)      Dreyfus Appreciation Fund, Inc.


3)      Dreyfus Balanced Fund, Inc.
4)      Dreyfus BASIC GNMA Fund
5)      Dreyfus BASIC Money Market Fund, Inc.
6)      Dreyfus BASIC Municipal Fund, Inc.
7)      Dreyfus BASIC U.S. Government Money Market Fund
8)      Dreyfus California Intermediate Municipal Bond Fund
9)      Dreyfus California Tax Exempt Bond Fund, Inc.
10)     Dreyfus California Tax Exempt Money Market Fund
11)     Dreyfus Cash Management
12)     Dreyfus Cash Management Plus, Inc.
13)     Dreyfus Connecticut Intermediate Municipal Bond Fund
14)     Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)     Dreyfus Florida Intermediate Municipal Bond Fund
16)     Dreyfus Florida Municipal Money Market Fund
17)     Dreyfus Founders Funds, Inc.


18)     The Dreyfus Fund Incorporated
19)     Dreyfus Global Bond Fund, Inc.
20)     Dreyfus Global Growth Fund
21)     Dreyfus GNMA Fund, Inc.
22)     Dreyfus Government Cash Management Funds
23)     Dreyfus Growth and Income Fund, Inc.
24)     Dreyfus Growth and Value Funds, Inc.
25)     Dreyfus Growth Opportunity Fund, Inc.
26)     Dreyfus Debt and Equity Funds
27)     Dreyfus Index Funds, Inc.
28)     Dreyfus Institutional Money Market Fund
29)     Dreyfus Institutional Preferred Money Market Fund
30)     Dreyfus Institutional Short Term Treasury Fund
31)     Dreyfus Insured Municipal Bond Fund, Inc.
32)     Dreyfus Intermediate Municipal Bond Fund, Inc.
33)     Dreyfus International Funds, Inc.
34)     Dreyfus Investment Grade Bond Funds, Inc.
35)     Dreyfus Investment Portfolios
36)     The Dreyfus/Laurel Funds, Inc.
37)     The Dreyfus/Laurel Funds Trust
38)     The Dreyfus/Laurel Tax-Free Municipal Funds
39)     Dreyfus LifeTime Portfolios, Inc.
40)     Dreyfus Liquid Assets, Inc.
41)     Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)     Dreyfus Massachusetts Municipal Money Market Fund
43)     Dreyfus Massachusetts Tax Exempt Bond Fund
44)     Dreyfus MidCap Index Fund
45)     Dreyfus Money Market Instruments, Inc.
46)     Dreyfus Municipal Bond Fund, Inc.
47)     Dreyfus Municipal Cash Management Plus
48)     Dreyfus Municipal Money Market Fund, Inc.
49)     Dreyfus New Jersey Intermediate Municipal Bond Fund
50)     Dreyfus New Jersey Municipal Bond Fund, Inc.
51)     Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)     Dreyfus New Leaders Fund, Inc.


53)     Dreyfus New York Municipal Cash Management
54)     Dreyfus New York Tax Exempt Bond Fund, Inc.
55)     Dreyfus New York Tax Exempt Intermediate Bond Fund
56)     Dreyfus New York Tax Exempt Money Market Fund
57)     Dreyfus U.S. Treasury Intermediate Term Fund
58)     Dreyfus U.S. Treasury Long Term Fund
59)     Dreyfus 100% U.S. Treasury Money Market Fund
60)     Dreyfus U.S. Treasury Short Term Fund
61)     Dreyfus Pennsylvania Intermediate Municipal Bond Fund
62)     Dreyfus Pennsylvania Municipal Money Market Fund
63)     Dreyfus Premier California Municipal Bond Fund
64)     Dreyfus Premier Equity Funds, Inc.
65)     Dreyfus Premier International Funds, Inc.
66)     Dreyfus Premier GNMA Fund
67)     Dreyfus Premier Opportunity Funds


68)     Dreyfus Premier Worldwide Growth Fund, Inc.
69)     Dreyfus Premier Municipal Bond Fund
70)     Dreyfus Premier New York Municipal Bond Fund
71)     Dreyfus Premier State Municipal Bond Fund
72)     Dreyfus Premier Value Equity Funds
73)     Dreyfus Short-Intermediate Government Fund
74)     Dreyfus Short-Intermediate Municipal Bond Fund
75)     The Dreyfus Socially Responsible Growth Fund, Inc.
76)     Dreyfus Stock Index Fund
77)     Dreyfus Tax Exempt Cash Management


78)     The Dreyfus Premier Third Century Fund, Inc.


79)     Dreyfus Treasury Cash Management
80)     Dreyfus Treasury Prime Cash Management
81)     Dreyfus Variable Investment Fund
82)     Dreyfus Worldwide Dollar Money Market Fund, Inc.


83)     General California Municipal Bond Fund, Inc.
84)     General California Municipal Money Market Fund
85)     General Government Securities Money Market Funds, Inc.
86)     General Money Market Fund, Inc.
87)     General Municipal Bond Fund, Inc.
88)     General Municipal Money Market Funds, Inc.
89)     General New York Municipal Bond Fund, Inc.
90)     General New York Municipal Money Market Fund



(b)


                                                                                 Positions and
Name and principal                                                               offices with
business address               Positions and offices with the Distributor        Registrant
----------------               ------------------------------------------        ----------


Thomas F. Eggers *             Chief Executive Officer and Chairman of the       None
                               Board
J. David Officer *             President and Director                            None
Stephen Burke *                Executive Vice President                          None
Charles Cardona *              Executive Vice President                          Executive Vice
                                                                                 President
Anthony DeVivio **             Executive Vice President                          None
David K. Mossman **            Executive Vice President                          None
Jeffrey N. Nachman ***         Executive Vice President and Chief Operations     None
                               Officer
William T. Sandalls, Jr. *     Executive Vice President and Director             None
Wilson Santos **               Executive Vice President and Director of          None
                               Client Services
William H. Maresca *           Chief Financial Officer                           None
Ken Bradle **                  Senior Vice President                             None
Stephen R. Byers *             Senior Vice President                             None
Frank J. Coates *              Senior Vice President                             None
Joseph Connolly *              Senior Vice President                             Vice President
                                                                                 and Treasurer
William Glenn *                Senior Vice President                             None
Michael Millard **             Senior Vice President                             None
Mary Jean Mulligan **          Senior Vice President                             None
Bradley Skapyak *              Senior Vice President                             None
Jane Knight *                  Chief Legal Officer and Secretary                 None
Stephen Storen *               Chief Compliance Officer                          None
Jeffrey Cannizzaro *           Vice President - Compliance                       None
Maria Georgopoulos *           Vice President - Facilities Management            None
William Germenis               Vice President - Compliance                       None
Walter T. Harris *             Vice President                                    None
Janice Hayles *                Vice President                                    None
Hal Marshall *                 Vice President - Compliance                       None
Paul Molloy *                  Vice President                                    None
Theodore A. Schachar *         Vice President - Tax                              None
James Windels *                Vice President                                    None
James Bitetto *                Assistant Secretary                               None



*         Principal business address is 200 Park Avenue, New York, NY 10166.
**        Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY
          11556-0144.
***       Principal business address is 401 North Maple Avenue, Beverly Hills,
          CA 90210.



Item 28.    Location of Accounts and Records
-------     --------------------------------

            1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                  P.O. Box 9671
                  Providence, Rhode Island 02940-9671

            2.    The Bank of New York
                  100 Church Street
                  New York, New York 10286

            3.    Dreyfus Transfer, Inc.
                  P.O. Box 9671
                  Providence, Rhode Island 02940-9671

            4.    The Dreyfus Corporation
                  200 Park Avenue
                  New York, New York 10166

Item 29.    Management Services
-------     -------------------

            Not Applicable

Item 30.    Undertakings
-------     ------------

            None



                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of July, 2000.


                DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND


            BY:   /s/ Stephen E. Canter*
                  Stephen E. Canter, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signatures                          Title
Date



/s/ Stephen E. Canter*                President (Principal Executive
------------------------------------  Officer)                        7/27/00
Stephen E. Canter


/s/ Joseph Connolly*                  Vice President and Treasurer
------------------------------------  (Principal Financial and        7/27/00
Joseph Connolly                       Accounting Officer)


/s/ Joseph S. DiMartino*              Chairman of the Board
------------------------------------                                  7/27/00
Joseph S. DiMartino


/s/ Clifford L. Alexander, Jr.*       Trustee
-----------------------------------                                   7/27/00
Clifford L. Alexander, Jr.



/s/ Lucy Wilson Benson*               Trustee                         7/27/00
-----------------------------------
Lucy Wilson Benson




*BY:  /s/ Jeff Prusnofsky
      Jeff Prusnofsky
      Attorney-in-Fact



                                  EXHIBIT INDEX


Exhibits

(e)   Form of Distribution Agreement.

(j)   Consent of Independent Auditors.

(p)   Code of Ethics adopted by the Registrant.


Other Exhibits

(a)   Powers of Attorney.

(b)   Certificate of Assistant Secretary.